Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net profit (loss) for the period	$ (351,045)	$ (267,777)	$ (636,791)	$ (565,100)
Non-Cash Items
Unrealized foreign exchange (gains) losses	(3,464)	(20,118)	(17,438)	21,179
Minority shareholders' interest	(12,194)	0	(12,194)	0
Amortization of prepaid expenses	9,458	(4,010)	19,927	(2,088)
Common stock issued for consulting services	0	0	0	7,373
Realized foreign exchange (gains) losses on conversion of promissory notes	7,302	0	10,404	0
Stock-based compensation	0	0	60,000	0
Interest accrued on convertible promissory notes	3,493	59,465	16,419	87,080
Accounts receivable	0	181,826	0	153,377
Prepaid expenses	0	23,211	0	22,725
GST payable (recoverable)	(3,151)	(1,748)	(5,709)	(4,514)
Liabilities to customers	0	(219,011)	0	(190,562)
Accounts payable and accrued liabilities	720	31,758	(21,798)	48,657
Cash flows provided by (used in) operating activities	(324,493)	(216,404)	(562,792)	(421,773)
FINANCING ACTIVITIES
Proceeds received on issuance of promissory notes	267,160	172,328	509,848	372,463
Shareholders' loan	30	0	30	0
Promissory notes repaid	0	0	(33,596)	0
Proceeds on issuance of Class B Common Shares	0	100	100	100
Cash flows provided by (used in) financing activities	267,190	172,428	476,382	372,563
NET (DECREASE) INCREASE IN CASH	(57,303)	(43,976)	(86,410)	(49,310)
Cash (bank indebtedness), beginning of the period	464,703	489,109	493,810	494,443
CASH, END OF THE PERIOD	$ 407,400	$ 455,133	$ 407,400	$ 455,133